N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 31, 2013

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 31, 2013. The Funds' portfolio and related financial statements are presented within for your review.

In the months leading up to the January 1st fiscal cliff deadline, the market was very concerned about the possibility that the municipal bond tax exemption could be changed or eliminated in a negotiated budget agreement.

Despite the conclusion of the fiscal cliff negotiations on New Year's Day, budget wrangling in Washington roiled the municipal bond market at the end of last year sending prices tumbling amid worries that new taxes would be levied on municipal bond payments. That didn't materialize, giving an increase to municipal prices as we start the New Year.

Washington is having an impact in other ways blurring the outlook for municipal bonds. A looming battle over the nation's borrowing limit is providing an unexpected boost to the municipal bond market. As part of the Treasury's efforts to limit its spending, the department has suspended a program it funds to help towns and cities refinance existing debt at lower interest rates. A drop-off in these kinds of debt sales could tighten the supply of municipal bonds, keeping prices higher.

But while some investors see opportunities in the markets, the uncertainty is making others nervous. The bond markets are starting to react negatively to healthier economic indicators out of concern that such data might bring an early end to the Federal Reserve's quantitative easing. However, the Federal Reserve Chairman and the majority of the Federal Open Market Committee have signaled that they are not inclined to scale back purchases of government securities until labor markets are much stronger.

As we prepare for the remainder of the year, we feel the interest rate environment will be range bound. As States continue to experience improving revenue trends, stabilizing housing markets and improving economic conditions, we feel municipal bonds will continue to be an attractive asset class among fixed income investors and we will continue to follow our discipline strategy of investing to maximize income while seeking value in the municipal market. Our value-oriented philosophy of investing for income leads us to favor high quality, high coupon bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve high current income tax-free for shareholders.

The Kansas Municipal Fund began the period at $11.12 per share and ended the period at $11.09 per share for a total return of 1.13%*. This compares to the Barclays Capital Municipal Index's return of 1.81%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Wyandotte County, KS Utility Rev, 5.00% coupon, due 2032; and Neosho County, KS USD #413, 4.00% coupon, due 2031.

The Nebraska Municipal Fund began the period at $10.69 per share and ended the period at $10.66 per share for a total return of 1.08%*. This compares to the Barclays Capital Municipal Index's return of 1.81%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Lincoln, NE Electric System, 5.00% coupon, due 2037; and Lincoln County, NE Hospital Authority, 5.00% coupon, due 2025.

The Oklahoma Municipal Fund began the period at $11.93 per share and ended the period at $11.88 per share for a total return of 0.95%*. This compares to the Barclays Capital Municipal Index's return of 1.81%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Oklahoma State Water Resource, 5.00% coupon, due 2024; and Sands Springs Utility Rev, 4.00% coupon, due 2027.

The Maine Municipal Fund began the period at $11.36 per share and ended the period at $11.27 per share for a total return of 0.62%*. This compares to the Barclays Capital Municipal Index's return of 1.81%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period included: Auburn, ME General Obligation, 4.50% coupon, due 2022; and Gorham, ME General Obligation, 4.00% coupon, due 2023.

The New Hampshire Municipal Fund began the period at $11.07 per share and ended the period at $10.98 per share for a total return of 0.52%*. This compares to the Barclays Capital Municipal Index's return of 1.81%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: New Hampshire Health, Catholic Medical Center, 5.00% coupon, due 2024; and Concord, NH General Obligation, 4.00% coupon, due 2024.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19%, 1.21%, 1.21%, 1.30%, and 1.79%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end for each Fund was 1.07%.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,624	$10,000
7/31/03	$9,925	$9,552	$10,359
7/30/04	$10,095	$9,716	$10,958
7/29/05	$10,117	$9,737	$11,656
7/31/06	$10,561	$10,164	$11,954
7/31/07	$10,884	$10,475	$12,463
7/31/08	$11,199	$10,778	$12,818
7/31/09	$11,654	$11,216	$13,472
7/30/10	$12,367	$11,902	$14,706
7/29/11	$12,740	$12,261	$15,182
7/31/12	$13,768	$13,251	$16,777
1/31/13	$13,924	$13,400	$17,081

Average Annual Total Returns for the periods ended January 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	2.78%	4.93%	4.24%	3.43%	4.54%
With sales charge (4.25%)	-1.04%	3.61%	3.44%	3.03%	4.36%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,621	$10,000
7/31/03	$9,919	$9,543	$10,359
7/30/04	$10,275	$9,886	$10,958
7/29/05	$10,256	$9,867	$11,656
7/31/06	$10,759	$10,351	$11,954
7/31/07	$11,099	$10,678	$12,463
7/31/08	$11,408	$10,976	$12,818
7/31/09	$11,831	$11,383	$13,472
7/30/10	$12,498	$12,024	$14,706
7/29/11	$12,909	$12,420	$15,182
7/31/12	$13,972	$13,442	$16,777
1/31/13	$14,122	$13,587	$17,081

Average Annual Total Returns for the periods ended January 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	3.14%	5.12%	4.13%	3.51%	4.00%
With sales charge (4.25%)	-0.69%	3.81%	3.34%	3.11%	3.80%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,625	$10,000
7/31/03	$10,028	$9,651	$10,359
7/30/04	$10,396	$10,005	$10,958
7/29/05	$10,709	$10,307	$11,656
7/31/06	$11,179	$10,760	$11,954
7/31/07	$11,526	$11,094	$12,463
7/31/08	$11,642	$11,205	$12,818
7/31/09	$12,141	$11,685	$13,472
7/30/10	$13,065	$12,575	$14,706
7/29/11	$13,607	$13,097	$15,182
7/31/12	$14,873	$14,315	$16,777
1/31/13	$15,014	$14,450	$17,081

Average Annual Total Returns for the periods ended January 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	2.74%	5.97%	4.70%	4.08%	4.41%
With sales charge (4.25%)	-1.09%	4.63%	3.90%	3.68%	4.16%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,624	$10,000
7/31/03	$10,223	$9,838	$10,359
7/30/04	$10,627	$10,227	$10,958
7/29/05	$10,548	$10,151	$11,656
7/31/06	$10,983	$10,569	$11,954
7/31/07	$11,300	$10,875	$12,463
7/31/08	$11,687	$11,247	$12,818
7/31/09	$12,297	$11,835	$13,472
7/30/10	$12,973	$12,484	$14,706
7/29/11	$13,296	$12,796	$15,182
7/31/12	$14,465	$13,921	$16,777
1/31/13	$14,556	$14,008	$17,081

Average Annual Total Returns for the periods ended January 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	2.34%	4.85%	4.22%	3.61%	4.84%
With sales charge (4.25%)	-1.48%	3.52%	3.42%	3.21%	4.65%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,628	$10,000
7/31/03	$10,234	$9,854	$10,359
7/30/04	$10,719	$10,320	$10,958
7/29/05	$10,525	$10,134	$11,656
7/31/06	$10,921	$10,515	$11,954
7/31/07	$11,251	$10,833	$12,463
7/31/08	$11,669	$11,236	$12,818
7/31/09	$12,211	$11,757	$13,472
7/30/10	$12,867	$12,389	$14,706
7/29/11	$13,207	$12,716	$15,182
7/31/12	$14,137	$13,612	$16,777
1/31/13	$14,211	$13,683	$17,081

Average Annual Total Returns for the periods ended January 31, 2013

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	1.80%	4.29%	3.97%	3.33%	4.44%
With sales charge (4.25%)	-2.00%	2.98%	3.17%	2.94%	4.25%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2013 (unaudited)

General Obligation	39.9%
Health Care	18.4%
Other Revenue	16.0%
Utilities	15.2%
Education	4.4%
Cash Equivalents and Other	4.0%
Transportation	1.6%
Housing	0.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.9%)

Education (4.4%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$376,897
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	323,148
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	485,271
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	222,446
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	536,210
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	114,699
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	955,000	989,857
		3,048,528
General Obligation (39.9%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	556,030
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	651,274
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	591,745
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	188,284
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	117,930
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	113,504
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	580,802
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	375,000	389,681
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,214
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	249,501
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	380,243
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	110,702
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	129,475
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,024,640
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	289,155
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	432,840
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	283,122
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	276,930
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	542,675
Franklin Cnty KS USD # 290 4.000% 09/01/16	100,000	105,500
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	695,480
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	284,563
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	229,736
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,211,480
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	625,770
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,182,261
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	540,855
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	111,411
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	173,068
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	271,625
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	131,404
Junction City KS Unlimited GO 4.100% 09/01/20	750,000	852,195
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	113,408
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	113,837
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	112,595
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	336,155
Leavenworth Cnty KS USD #449 3.330% 09/01/28	250,000	266,312
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	234,534
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	341,379
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,151,570
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	119,239
Manhattan KS GO 5.000% 11/01/28	130,000	149,440
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	315,018
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	165,940
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	274,407
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	369,578
Neosho Cnty KS USD #413 4.000% 09/01/31	750,000	789,750
Neosho Cnty KS USD #413 4.000% 09/01/32	750,000	789,067
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	120,737
Newton KS Unlimited GO 4.750% 09/01/29	435,000	495,500
Olathe KS GO 4.000% 10/01/19	100,000	109,683
Park City KS 5.100% 12/01/20	200,000	238,790
Park City KS 5.500% 12/01/24	100,000	119,332
Park City KS 6.000% 12/01/29	500,000	603,980
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	285,485
PR Comwlth Pub Impt Ref 5.500% 07/01/20	250,000	261,625
Salina KS GO 4.625% 10/01/27	200,000	219,744
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	281,122
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	285,898
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	120,892
Sedgwick Cnty KS USD #262 5.000% 09/01/28	500,000	565,165
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	837,525
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	278,117
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	617,551
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	425,498
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	570,500
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	728,753
Wichita KS GO 4.500% 09/01/22	150,000	167,115
Wichita KS GO 4.750% 09/01/27	180,000	202,027
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	167,316
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	281,203
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	556,605
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	120,393
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	257,415
		27,894,295
Health Care (18.4%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,092,280
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	284,110
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	284,155
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	116,183
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	262,090
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	542,240
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	532,365
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	441,714
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	537,985
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	271,678
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,087,230
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	824,732
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	531,415
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	316,089
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	565,180
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	750,000	750,593
Manhattan KS (Mercy Health Ctr) Hosp Rev 5.200% 08/15/26	250,000	250,263
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	290,308
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	287,618
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	561,260
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	537,645
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	274,348
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	263,268
Olathe KS Hlth Facs Rev Olathe Med Cntr - Ser A 4.000% 09/01/30	445,000	464,406
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,042,910
Univ KS Hosp Auth 5.000% 09/01/26	100,000	107,799
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	336,198
		12,856,062
Housing (0.5)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	95,000	95,140
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	225,000	225,308
		320,448
Other Revenue (16.0%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	171,078
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	362,567
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	391,395
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	109,738
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,141,440
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,872
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	538,665
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	276,453
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	20,000	20,018
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,427,903
KS Dev Fin Auth Rev St of KS Proj 5.000% 11/01/34	500,000	563,270
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	279,165
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	270,928
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	143,954
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	399,921
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	261,655
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	279,270
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	284,840
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	140,000	154,603
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	547,650
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	557,280
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,134,790
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	549,100
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	430,528
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	295,690
		11,162,773
Transportation (1.6%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	262,778
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	281,460
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	380,000	432,337
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	154,054
		1,130,629
Utilities (15.2%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	575,000	598,811
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,029,310
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	260,865
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	526,960
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	817,245
Kansas Power Pool Energy Agy Elec Util Rev 3.000% 08/01/22	325,000	317,220
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/28	250,000	255,123
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	261,528
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	768,023
*Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,512,759
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	515,910
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	284,190
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	336,639
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	224,888
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	107,908
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	230,750
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	580,245
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	283,065
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,441,825
Wyandotte Cnty KS Govt Rev Plaza Proj 3.400% 10/01/27	245,000	245,123
		10,598,387

TOTAL MUNICIPAL BONDS (COST: $62,672,767)		$67,011,122

SHORT-TERM SECURITIES (2.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $2,050,236)	2,050,236	$2,050,236

TOTAL INVESTMENTS IN SECURITIES (COST: $64,723,003) (98.9%)		$69,061,358
OTHER ASSETS LESS LIABILITIES (1.1%)		801,411

NET ASSETS (100.0%)		$69,862,769

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2013 (unaudited)

Utilities	36.6%
Education	20.5%
General Obligation	16.0%
Health Care	11.2%
Other Revenue	7.3%
Cash Equivalents and Other	4.5%
Housing	2.3%
Transportation	1.6%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.5%)

Education (20.5%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$398,283
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,719,900
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	1,044,730
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	208,724
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,047,120
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	279,508
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	413,776
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	561,935
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	644,112
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	276,390
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	668,676
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	274,403
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	279,680
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	311,960
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,144,140
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	258,375
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	288,600
		9,820,312
General Obligation (16.0%)
Buffalo County NE GO 4.000% 12/15/30	135,000	139,778
Buffalo County NE GO 4.250% 12/15/34	295,000	309,644
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	255,510
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	266,288
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	566,425
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	271,798
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	410,348
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	106,669
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,650,338
Omaha NE Various Purpose 5.000% 05/01/22	250,000	251,763
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,348,860
Omaha NE Various Purpose 4.250% 10/15/26	500,000	537,570
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	296,553
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	284,738
Ralston NE Arena GO 4.500% 09/15/31	500,000	523,420
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	455,013
		7,674,715
Health Care (11.2%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,693
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	265,023
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,133
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	279,103
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	566,985
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	850,602
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	459,002
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,055,170
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	284,190
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	282,003
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	280,640
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	276,055
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	274,960
		5,374,559
Housing (2.3%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	278,265
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,100
Nebraska ST Inv Fin Auth SF Hsg Rev 4.750% 03/01/22	125,000	136,156
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	556,855
		1,106,376
Other Revenue (7.3%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	850,507
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	532,570
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,256
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,200,350
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	538,765
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	267,352
		3,510,800
Transportation (1.6%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	603,480
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	159,366
		762,846
Utilities (36.6%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,093,830
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	549,530
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	540,460
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	258,277
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	259,457
*Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	1,000,000	1,083,150
Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,167,730
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	281,557
Lincoln NE Elec Sys Rev 3.625% 09/01/37	1,000,000	1,008,850
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	267,807
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	278,987
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	277,095
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	832,935
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	272,305
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/27	250,000	271,190
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	224,597
Municipal Energy Agency of Nebraska 5.000% 04/01/30	500,000	581,410
Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	116,472
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	271,610
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	589,955
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	284,277
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	428,172
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	287,190
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	114,524
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,047,100
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	650,000	733,330
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	271,605
Omaha NE Santn Swr Revenue Sys 4.250% 11/15/38	1,500,000	1,608,870
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	269,862
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	105,174
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	273,842
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,081,590
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	277,772
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	261,527
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	287,650
		17,559,689

TOTAL MUNICIPAL BONDS (COST: $43,459,605)		$45,809,297

SHORT-TERM SECURITIES (4.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.100% (COST: $1,973,635)	1,973,635	$1,973,635

TOTAL INVESTMENTS IN SECURITIES (COST: $45,433,240) (99.6%)		$47,782,932
OTHER ASSETS LESS LIABILITIES (0.4%)		183,989

NET ASSETS (100.0%)		$47,966,921

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2013 (unaudited)

Utilities	35.3%
Education	21.2%
Other Revenue	13.9%
Transportation	11.9%
Cash Equivalents and Other	8.7%
General Obligation	5.3%
Housing	2.5%
Health Care	1.2%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2013 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (91.3%)

Education (21.2%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$351,211
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	155,123
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	495,347
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,130,000	1,210,433
OK Agric & Mech Colleges Rev (OK St Univ) 4.375% 08/01/35	200,000	217,364
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	823,808
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	115,000	115,045
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,081
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	274,358
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	268,765
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	151,506
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	255,348
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	538,830
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	268,020
*OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,070,390
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	251,598
OK Colleges Brd of Regt (Research Fac) Rev 4.800% 03/01/28	670,000	672,714
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	256,770
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	264,320
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,097,960
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	262,438
University of Oklahoma Rev 5.000% 07/01/2037	290,000	332,732
		9,434,161
General Obligation (5.3%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	199,003
Broken Arrow Untld GO 4.125% 08/01/31	250,000	277,595
Oklahoma City OK 4.250% 03/01/22	110,000	117,311
Oklahoma City OK 5.000% 03/01/27	400,000	453,456
OK Wtr Resources Brd 5.000% 04/01/28	500,000	581,555
Tulsa OK GO 4.500% 03/01/23	700,000	731,591
		2,360,511
Health Care (1.2%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	276,992
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	274,917
		551,909
Housing (2.5%)
OK Hsg Fin 5.050% 09/01/23	490,000	499,379
OK Hsg Fin 5.150% 09/01/29	250,000	255,777
OK Hsg Fin 5.200% 09/01/32	250,000	257,382
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	50,000	52,038
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	45,000	46,506
		1,111,082
Other Revenue (13.9%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	306,804
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	273,490
Delaware Cnty OK Sales Tax Rev 3.750% 09/01/29	375,000	378,465
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	272,890
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	277,145
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	166,002
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	120,176
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	251,105
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	251,030
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	532,555
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	107,854
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	107,284
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	215,730
OK Wtr Resources Brd 5.000% 04/01/32	140,000	167,010
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	290,348
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	563,230
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	456,830
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	248,573
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	267,290
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	390,182
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	544,175
		6,188,168
Transportation (11.9%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	289,538
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	283,885
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	260,135
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,123,920
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,120,880
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	293,762
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	270,132
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	293,927
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	134,332
Tulsa OK Arpts Impvt Tr 5.375% 06/01/24	275,000	294,374
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	134,332
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	523,520
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	261,337
		5,284,074
Utilities (35.3%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	112,801
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	460,048
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	159,044
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	264,180
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	203,754
Glenpool Util Rev 5.100% 12/01/35	250,000	285,270
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,166,250
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	222,440
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,307,920
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	525,050
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,000
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	258,507
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,342,000
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	441,226
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	259,952
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	265,675
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev Ref 5.000% 07/01/31	250,000	299,455
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,606,402
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	125,245
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	186,729
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	170,121
Sallisaw OK Mun Auth Rev 4.000% 09/01/35	500,000	513,005
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	109,096
Sand Springs OK Muni Auth Utility Sys Rev 4.000% 11/01/2027	500,000	525,395
Sapulpa OK Mun Auth Util Sys Rev 4.250% 07/01/37	1,000,000	1,026,130
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	106,017
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	643,239
		15,685,951

TOTAL MUNICIPAL BONDS (COST: $38,178,973)		$40,615,856

SHORT-TERM SECURITIES (8.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $3,666,403)	3,666,403	$3,666,403

TOTAL INVESTMENTS IN SECURITIES (COST: $41,845,376) (99.5%)		$44,282,259
OTHER ASSETS LESS LIABILITIES (0.5%)		210,328

TOTAL ASSETS (100.0%)		$44,492,587

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2013 (unaudited)

General Obligation	22.8%
Health Care	17.8%
Transportation	15.6%
Education	14.1%
Cash Equivalents and Other	9.1%
Other Revenue	8.4%
Utilities	6.4%
Housing	5.8%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (90.9%)

Education (14.1%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$160,000	$179,032
ME Ed Loan Auth 4.450% 12/01/25	100,000	109,782
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	800,042
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,227
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	148,581
ME Hlth & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	276,620
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	303,742
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,683
Univ of ME Sys Rev 4.625% 03/01/29	100,000	106,261
Univ of ME Sys Rev 4.750% 03/01/37	550,000	583,995
		2,654,965
General Obligation (22.8%)
Auburn, ME GO 4.500% 09/01/22	100,000	119,531
Bangor ME 4.000% 09/01/24	155,000	171,915
Falmouth ME GO 4.250% 11/15/31	200,000	217,414
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	162,888
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	115,478
Gray ME Unlimited GO 4.000% 10/15/26	280,000	315,356
Gray ME Unlimited GO 4.000% 10/15/27	280,000	312,374
Lewiston ME GO 5.000% 04/01/22	500,000	517,960
Lewiston ME GO 5.000% 04/01/24	250,000	259,110
Lewiston ME GO 4.500% 01/15/25	200,000	209,204
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	283,702
Portland ME 4.250% 05/01/29	150,000	163,891
Portland ME 4.125% 10/01/29	100,000	110,934
Saco ME GO 4.000% 04/01/28	100,000	110,335
Scarborough ME GO 4.400% 11/01/31	250,000	259,997
Scarborough ME GO 4.400% 11/01/32	480,000	498,019
ME Sch Administrative Dist # 51 4.250% 10/15/29	250,000	279,050
Westbrook ME GO 4.250% 10/15/20	180,000	185,728
		4,292,886
Health Care (17.8%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	100,000	103,189
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	280,492
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	353,716
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	661,124
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	128,834
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	295,657
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	273,035
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	215,656
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	235,360
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	590,480
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	210,467
		3,348,010
Housing (5.8%)
ME St Hsg Auth 4.000% 11/15/24	95,000	100,803
*ME St Hsg Auth 5.000% 11/15/29	350,000	370,293
ME St Hsg Auth 4.700% 11/15/27	250,000	262,735
ME St Hsg Auth 4.375% 11/15/25	100,000	101,401
ME St Hsg Auth 5.150% 11/15/32	250,000	255,888
		1,091,120
Other Revenue (8.4%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	127,470
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	218,560
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	131,598
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	153,708
ME Mun Bd Bk (Swr & Wtr) Rev Prerefunded 4.900% 11/01/24	95,000	98,352
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,114
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	630,808
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	213,424
		1,579,034
Transportation (15.6%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,173,490
ME St Tpk Auth 5.000% 07/01/33	450,000	458,874
ME St Tpk Auth 5.125% 07/01/30	500,000	526,840
Portland ME Airport Rev 5.000% 07/01/32	500,000	504,380
Portland ME Airport Rev 5.250% 01/01/35	250,000	276,068
		2,939,652
Utilities (6.4%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	557,840
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	539,815
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	100,000	101,445
		1,199,100

TOTAL MUNICIPAL BONDS (COST: $15,985,168)		$17,104,767

SHORT-TERM SECURITIES (8.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,581,921)	1,581,921	$1,581,921

TOTAL INVESTMENTS IN SECURITIES (COST: $17,567,089) (99.3%)		$18,686,688
OTHER ASSETS LESS LIABILITIES (0.7%)		132,459

NET ASSETS (100.0%)		$18,819,147

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2013 (unaudited)

General Obligation	38.1%
Health Care	18.7%
Housing	11.4%
Cash Equivalents and Other	9.7%
Utilities	7.6%
Education	6.2%
Other Revenue	4.9%
Transportation	3.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (90.3%)

Education (6.2%)
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	$200,000	$223,294
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	115,513
		338,807
General Obligation (38.1%)
Concord NH 4.600% 10/15/14	100,000	100,130
Concord NH 4.000% 01/15/24	100,000	115,957
Dover New Hampshire GO 4.000% 06/15/28	100,000	111,202
*Hampton NH GO 4.000% 12/15/20	200,000	213,052
Hillsborough NH GO 4.000% 11/01/20	100,000	105,376
Hillsborough NH GO 4.000% 11/01/21	100,000	105,991
Hooksett, NH Sch Dist GO 5.000% 07/15/22	50,000	63,147
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	114,284
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	109,390
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	110,254
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	109,569
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	193,452
NH St Cap Impt GO 4.750% 03/01/27	100,000	112,015
Portsmouth NH GO 4.000% 08/01/19	100,000	106,989
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	109,973
Rochester NH GO 4.750% 07/15/20	300,000	317,208
		2,097,989
Health Care (18.7%)
NH Hlth & ED Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	114,141
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	107,036
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	108,244
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	106,902
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	158,725
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	113,818
#NH St Hlth & Edu Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	115,519
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	120,837
NH ST Health & Edu. Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	81,115
		1,026,337
Housing (11.4%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	80,000	80,656
NH St Hsg Single Fam Rev 5.000% 07/01/30	75,000	75,966
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	102,437
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	156,144
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	95,000	104,849
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	108,048
		628,100
Other Revenue (4.9%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	164,251
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	100,000	106,941
		271,192
Transportation (3.4%)
New Hampshire State Turnpike Sys. Rev. 4.000% 08/01/29	75,000	81,580
New Hampshire State Turnpike Sys. Rev. 4.000% 08/01/38	100,000	103,112
		184,692
Utilities (7.6%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	104,012
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	259,858
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	55,000	55,795
		419,665

TOTAL MUNICIPAL BONDS (COST: $4,749,689)		$4,966,782

SHORT-TERM SECURITIES (12.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $689,774)	689,774	$689,774

TOTAL INVESTMENTS IN SECURITIES (COST: $5,439,463) (102.8%)		$5,656,556
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.8%)		(157,068)

NET ASSETS (100.0%)		$5,499,488

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2013.

#	When-issued purchase as of January 31, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2013 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$64,723,003	$45,433,240	$41,845,376	$17,567,089	$5,439,463

Investments in securities, at fair value	$69,061,358	$47,782,932	$44,282,259	$18,686,688	$5,656,556
Receivable for Fund shares sold	0	68,235	11,283	4,999	0
Accrued dividends receivable	29	20	25	12	3
Accrued interest receivable	954,023	506,128	439,255	162,668	36,419
Receivable due from broker	0	1	0	0	0
Prepaid expenses	3,122	11,796	2,672	1,243	1,188
Total assets	$70,018,532	$48,369,112	$44,735,494	$18,855,610	$5,694,166

LIABILITIES
Payable for securities purchased	$0	$313,249	$0	$0	$179,891
Payable for Fund shares redeemed	36,301	0	154,024	0	0
Dividends payable	48,513	38,314	43,231	14,680	4,329
Trustees' fees payable	403	277	254	109	29
Payable to affiliates	57,727	41,455	36,490	15,478	6,019
Accrued expenses	12,819	8,896	8,908	6,196	4,410
Total liabilities	$155,763	$402,191	$242,907	$36,463	$194,678

NET ASSETS	$69,862,769	$47,966,921	$44,492,587	$18,819,147	$5,499,488

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$69,422,318	$46,723,065	$43,463,920	$18,001,800	$5,378,981
Accumulated net realized gain (loss) on investments	(3,901,208)	(1,112,260)	(1,408,808)	(311,791)	(103,063)
Accumulated undistributed net investment income (loss)	3,304	6,424	592	9,539	6,477
Unrealized appreciation (depreciation) on investments	4,338,355	2,349,692	2,436,883	1,119,599	217,093

NET ASSETS	$69,862,769	$47,966,921	$44,492,587	$18,819,147	$5,499,488

Shares outstanding	6,301,723	4,499,694	3,746,586	1,669,124	500,643
Net asset value per share*	$11.09	$10.66	$11.88	$11.27	$10.98
Public offering price (sales charge of 3.75%)	$11.52	$11.08	$12.34	$11.71	$11.41

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2013 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$1,209,075	$896,257	$833,882	$361,542	$97,100
Dividends	907	682	302	192	38
Total investment income	$1,209,982	$896,939	$834,184	$361,734	$97,138

EXPENSES
Investment advisory fees	$157,705	$118,404	$109,637	$46,119	$12,861
Distribution (12b-1) fees	78,853	59,202	54,819	23,060	6,430
Transfer agent fees	44,157	33,153	30,698	12,913	3,601
Administrative service fees	56,158	45,153	42,699	24,914	15,601
Professional fees	7,806	5,550	5,378	3,014	1,725
Reports to shareholders	2,139	1,050	882	543	165
License, fees, and registrations	1,264	5,244	1,689	1,183	535
Audit fees	7,589	5,289	4,583	1,908	559
Trustees' fees	2,040	1,530	1,419	596	166
Transfer agent out-of-pockets	1,687	761	350	430	107
Custodian fees	4,871	3,290	3,268	1,710	916
Legal fees	3,102	2,346	2,124	910	253
Insurance expense	806	532	546	233	58
Total expenses	$368,177	$281,504	$258,092	$117,533	$42,977
Less expenses waived or reimbursed	(27,534)	(25,750)	(21,275)	(17,916)	(15,197)
Total net expenses	$340,643	$255,754	$236,817	$99,617	$27,780

NET INVESTMENT INCOME (LOSS)	$869,339	$641,185	$597,367	$262,117	$69,358

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(2,149)	$37,335	$24,922	$1,274	$11,749
Net change in unrealized appreciation (depreciation) on investments	(253,300)	(201,476)	(225,565)	(149,501)	(50,887)
Net realized and unrealized gain (loss) on investments	$(255,449)	$(164,141)	$(200,643)	$(148,227)	$(39,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$613,890	$477,044	$396,724	$113,890	$30,220

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2013 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$869,339	$641,185	$597,367	$262,117	$69,358
Net realized gain (loss) from investment transactions	(2,149)	37,335	24,922	1,274	11,749
Net change in unrealized appreciation (depreciation) on investments	(253,300)	(201,476)	(225,565)	(149,501)	(50,887)
Net increase (decrease) in net assets resulting from operations	$613,890	$477,044	$396,724	$113,890	$30,220

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(868,924)	$(640,695)	$(597,317)	$(261,454)	$(68,453)
Total distributions	$(868,924)	$(640,695)	$(597,317)	$(261,454)	$(68,453)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,267,532	$3,818,740	$4,465,095	$1,207,053	$1,338,992
Proceeds from fund acquisition	19,918,973	0	0	0	0
Proceeds from reinvested dividends	585,797	407,425	328,584	167,146	37,872
Cost of shares redeemed	(2,747,814)	(2,133,977)	(3,353,932)	(491,376)	(693,047)
Net increase (decrease) in net assets resulting from capital share transactions	$22,024,488	$2,092,188	$1,439,747	$882,823	$683,817

TOTAL INCREASE (DECREASE) IN NET ASSETS	$21,769,454	$1,928,537	$1,239,154	$735,259	$645,584
NET ASSETS, BEGINNING OF PERIOD	$48,093,315	46,038,384	$43,253,433	$18,083,888	$4,853,904
NET ASSETS, END OF PERIOD	$69,862,769	$47,966,921	$44,492,587	$18,819,147	$5,499,488

Accumulated undistributed net investment income	$3,304	$6,424	$592	$9,539	$6,477

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2012

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,556,638	$1,265,986	$1,139,828	$532,880	$135,723
Net realized gain (loss) from investment transactions	17,365	3,269	68,237	36	6,064
Net change in unrealized appreciation (depreciation) on investments	2,027,310	1,827,535	2,173,153	910,865	156,347
Net increase (decrease) in net assets resulting from operations	$3,601,313	$3,096,790	$3,381,218	$1,443,781	$298,134

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,555,982)	$(1,264,817)	$(1,139,730)	$(531,606)	$(133,979)
Net realized gain on investments	0	0	0	0	0
Total distributions	$(1,555,982)	$(1,264,817)	$(1,139,730)	$(531,606)	$(133,979)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,096,652	$10,883,146	$10,285,216	$1,943,478	$1,044,329
Proceeds from reinvested dividends	1,009,162	840,395	606,757	337,490	70,343
Cost of shares redeemed	(4,233,034)	(3,325,086)	(3,035,590)	(1,285,747)	(574,542)
Net increase (decrease) in net assets resulting from capital share transactions	$872,780	$8,398,455	$7,856,383	$995,221	$540,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,918,111	$10,230,428	$10,097,871	$1,907,396	$704,285
NET ASSETS, BEGINNING OF PERIOD	$45,175,204	$35,807,956	$33,155,562	$16,176,492	$4,149,619
NET ASSETS, END OF PERIOD	$48,093,315	$46,038,384	$43,253,433	$18,083,888	$4,853,904

Accumulated undistributed net investment income	$2,191	$5,934	$541	$8,876	$5,571

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 4 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2008.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Acquisition of Fund

On September 28, 2012, Kansas Municipal Fund acquired all the net assets of Kansas Insured Intermediate Fund pursuant to a Plan of Reorganization approved by Kansas Insured Intermediate Fund on September 17, 2012. The acquisition was accomplished by a tax-free exchange of 1,788,059 shares of Kansas Municipal Fund (valued at $19,918,973) for 1,695,625 shares of Kansas Insured Intermediate Fund outstanding on September 28, 2012. Kansas Insured Intermediate Fund's net assets at that date ($19,918,973), including $1,380,074 of unrealized appreciation, were combined with those of Kansas Municipal Fund. The aggregate net assets of Kansas Municipal Fund and Kansas Insured Intermediate Fund immediately before the acquisition were $49,902,063 and $19,918,973, respectively. The Kansas Municipal Fund elected to maintain the tax cost basis of the investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 4: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of January 31, 2013:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$2,050,236	$0	$0	$2,050,236
	Municipal Bonds	0	67,011,122	0	67,011,122
	Total	$2,050,236	$67,011,122	$0	$69,061,358

NE Muni Fund	Short-Term Securities	$1,973,635	$0	$0	$1,973,635
	Municipal Bonds	0	45,809,297	0	45,809,297
	Total	$1,973,635	$45,809,297	$0	$47,782,932

OK Muni Fund	Short-Term Securities	$3,666,403	$0	$0	$3,666,403
	Municipal Bonds	0	40,615,856	0	40,615,856
	Total	$3,666,403	$40,615,856	$0	$44,282,259

ME Muni Fund	Short-Term Securities	$1,581,921	$0	$0	$1,581,921
	Municipal Bonds	0	17,104,767	0	17,104,767
	Total	$1,581,921	$17,104,767	$0	$18,686,688

NH Muni Fund	Short-Term Securities	$689,774	$0	$0	$689,774
	Municipal Bonds	0	4,966,782	0	4,966,782
	Total	$689,774	$4,966,782	$0	$5,656,556

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2013. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2013. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2013.

NOTE 5: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2013, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$6,593,704	$8,213,538	$1,013,117	$1,117,930	$791,500
Sales	$5,039,253	$5,682,720	$1,587,075	$1,390,168	$445,414

NOTE 6: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/31/13:	Fund	Fund	Fund	Fund	Fund
Shares sold	383,512	355,889	374,140	106,299	121,114
Shares issued in connection with fund acquisition	1,788,059	0	0	0	0
Shares issued on reinvestment of dividends	52,613	37,987	27,506	14,716	3,425
Shares redeemed	(247,206)	(198,997)	(281,734)	(43,409)	(62,416)
Net increase (decrease)	1,976,978	194,879	119,912	77,606	62,123
Shares outstanding	6,301,723	4,499,694	3,746,586	1,669,124	500,643

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/12:	Fund	Fund	Fund	Fund	Fund
Shares sold	374,155	1,032,811	885,899	174,571	95,759
Shares issued on reinvestment of dividends	92,288	80,111	52,047	30,308	6,447
Shares redeemed	(388,881)	(317,048)	(261,426)	(115,924)	(52,953)
Net increase (decrease)	77,562	795,874	676,520	88,955	49,253
Shares outstanding	4,324,745	4,304,815	3,626,674	1,591,518	438,520

NOTE 7: Income Tax Information

At July 31, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$44,300,269	$42,021,382	$39,775,694	$16,625,297	$4,556,292
Unrealized appreciation	$3,215,814	$2,580,125	$2,665,479	$1,277,976	$274,999
Unrealized depreciation	0	(23,023)	(2,490)	0	(1,448)
Net*	$3,215,814	$2,557,102	$2,662,989	$1,277,976	$273,551

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/12	$1,555,982	$1,264,817	$1,139,730	$531,606	$133,979
Year Ended 7/29/11	$1,620,878	$1,188,996	$1,241,211	$518,313	$128,976

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($3,354,997)	($1,149,596)	($1,433,729)	($313,066)	($114,812)
Unrealized appreciation/(depreciation)*	3,215,814	2,557,102	2,662,989	1,277,976	273,551
Total accumulated earnings/(deficit)	($139,183)	$1,407,506	$1,229,260	$964,910	$158,739

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2012 are as follows:

Capital Loss Carryforward	KS Muni Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Expires in 2013	$2,680,173	$1,123,208	$1,147,142	$313,066	$114,283
Expires in 2014	388,935	-	-	-	-
Expires in 2015	240,848	-	-	-	-
Expires in 2016	-	-	-	-	529
Expires in 2018	-	-	260,308	-	-
Non-expiring S-T losses	34,287	26,388	18,258	-	-
Non-expiring L-T losses	10,754	-	8,021	-	-
Total	$3,354,997	$1,149,596	$1,433,729	$313,066	$114,812

During the year ended July 31, 2012 expired capital loss carryforwards were as follows:
KS Muni Fund	$1,399,598
NE Muni Fund	$579,275
OK Muni Fund	$547,833

NOTE 8: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than taxes, brokerage fees, commissions and acquired fund fees and expenses) until November 29, 2013 for KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund, so that the net annual operating expenses for each Fund do not exceed 1.08%. After this date, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/13	Payable at 1/31/13
	Advisory Fees	Advisory Fees
KS Muni Fund	$157,705	$29,163
NE Muni Fund	$118,404	$20,016
OK Muni Fund	$109,637	$18,455
ME Muni Fund	$46,119	$7,851
NH Muni Fund	$12,861	$2,140

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/13			Payable at 1/31/13
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$69,047	$0	$78,853	$0	$0	$14,582
NE Muni Fund	$73,341	$0	$59,202	$2,716	$0	$10,008
OK Muni Fund	$68,283	$0	$54,819	$13	$0	$9,228
ME Muni Fund	$36,604	$0	$23,060	$176	$0	$3,925
NH Muni Fund	$24,853	$0	$6,430	$2,164	$0	$1,070

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/13				Payable at 1/31/13
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$33,736	$12,108	$40,732	$15,426	$6,621	$7,361
NE Muni Fund	$23,010	$10,904	$30,307	$14,846	$3,864	$4,850
OK Muni Fund	$22,150	$8,898	$30,322	$12,377	$3,762	$5,032
ME Muni Fund	$7,227	$6,116	$13,114	$11,800	$1,320	$2,205
NH Muni Fund	$859	$2,849	$3,253	$12,348	$121	$524
* After waivers.

NOTE 9: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/13+	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.12	$10.64	$10.70	$10.45	$10.44	$10.54

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.37	$0.37	$0.38	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	(0.03)	0.48	(0.06)	0.25	0.01	(0.10)
Total from investment operations	$0.13	$0.85	$0.31	$0.63	$0.41	$0.30

Distributions from net investment income	$(0.16)	$(0.37)	$(0.37)	$(0.38)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.09	$11.12	$10.64	$10.70	$10.45	$10.44

Total Return (excludes any applicable sales charge)	2.26%#	8.07%	3.02%	6.12%	4.06%	2.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$69,863	$48,093	$45,175	$47,465	$47,365	$48,587
Ratio of expenses to average net assets after waivers1 2 *	1.08%#	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.17%#	1.18%	1.30%	1.33%	1.35%	1.36%
Ratio of net investment income to average net assets1 2 *	2.76%#	3.36%	3.54%	3.58%	3.88%	3.81%
Portfolio turnover rate	8.74%	11.46%	8.31%	15.34%	16.73%	6.52%

[1]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[2]	Average net assets was calculated using a 360-day period.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

#	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/13+	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69	$10.20	$10.22	$10.01	$10.03	$10.13

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.34	$0.35	$0.35	$0.38	$0.38
Net realized and unrealized gain (loss) on investments[3]	(0.03)	0.49	(0.02)	0.21	(0.02)	(0.10)
Total from investment operations	$0.12	$0.83	$0.33	$0.56	$0.36	$0.28

Distributions from net investment income	$(0.15)	$(0.34)	$(0.35)	$(0.35)	$(0.38)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.66	$10.69	$10.20	$10.22	$10.01	$10.03

Total Return (excludes any applicable sales charge)	2.16%#	8.23%	3.29%	5.64%	3.71%	2.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$47,967	$46,038	$35,808	$33,816	$28,913	$27,229
Ratio of expenses to average net assets after waivers1 2 *	1.08%#	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%#	1.21%	1.33%	1.37%	1.41%	1.43%
Ratio of net investment income to average net assets1 2 *	2.71%#	3.22%	3.44%	3.41%	3.84%	3.74%
Portfolio turnover rate	12.74%	12.38%	11.01%	18.92%	6.71%	10.42%

[1]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[2]	Average net assets was calculated using a 360-day period.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

#	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/13+	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.93	$11.24	$11.19	$10.78	$10.75	$11.03

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.34	$0.40	$0.40	$0.41	$0.39
Net realized and unrealized gain (loss) on investments[3]	(0.05)	0.69	0.05	0.41	0.03	(0.28)
Total from investment operations	$0.11	$1.03	$0.45	$0.81	$0.44	$0.11

Distributions from net investment income	$(0.16)	$(0.34)	$(0.40)	$(0.40)	$(0.41)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$11.88	$11.93	$11.24	$11.19	$10.78	$10.75

Total Return (excludes any applicable sales charge)	1.90%#	9.30%	4.15%	7.61%	4.28%	1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,493	$43,253	$33,156	$35,506	$32,019	$42,026
Ratio of expenses to average net assets after waivers1 2 *	1.08%#	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%#	1.19%	1.32%	1.35%	1.36%	1.35%
Ratio of net investment income to average net assets1 2 *	2.72%#	2.93%	3.62%	3.61%	3.91%	3.55%
Portfolio turnover rate	2.44%	17.72%	13.35%	9.36%	3.48%	10.37%

[1]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[2]	Average net assets was calculated using a 360-day period.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

#	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/13+	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.36	$10.77	$10.85	$10.62	$10.44	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.34	$0.34	$0.35	$0.35	$0.36
Net realized and unrealized gain (loss) on investments[3]	(0.09)	0.59	(0.08)	0.23	0.18	(0.01)
Total from investment operations	$0.07	$0.93	$0.26	$0.58	$0.53	$0.35

Distributions from net investment income	$(0.16)	$(0.34)	$(0.34)	$(0.35)	$(0.35)	$(0.36)

NET ASSET VALUE, END OF PERIOD	$11.27	$11.36	$10.77	$10.85	$10.62	$10.44

Total Return (excludes any applicable sales charge)	1.24%#	8.79%	2.50%	5.49%	5.22%	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$18,819	$18,084	$16,176	$16,467	$15,413	$15,880
Ratio of expenses to average net assets after waivers1 2 *	1.08%#	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.27%#	1.29%	1.41%	1.46%	1.57%	1.56%
Ratio of net investment income to average net assets1 2 *	2.84%#	3.11%	3.22%	3.21%	3.38%	3.46%
Portfolio turnover rate	6.39%	1.87%	8.00%	38.11%	15.39%	4.44%

[1]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[2]	Average net assets was calculated using a 360-day period.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

#	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/13+	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07	$10.66	$10.73	$10.50	$10.32	$10.24

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.33	$0.35	$0.33	$0.29	$0.30
Net realized and unrealized gain (loss) on investments[3]	(0.09)	0.41	(0.07)	0.23	0.18	0.08
Total from investment operations	$0.06	$0.74	$0.28	$0.56	$0.47	$0.38

Distributions from net investment income	$(0.15)	$(0.33)	$(0.35)	$(0.33)	$(0.29)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$10.98	$11.07	$10.66	$10.73	$10.50	$10.32

Total Return (excludes any applicable sales charge)	1.04%#	7.04%	2.64%	5.38%	4.64%	3.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$5,499	$4,854	$4,150	$3,858	$3,816	$3,681
Ratio of expenses to average net assets after waivers1 2 *	1.08%#	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.67%#	1.78%	1.93%	2.47%	3.19%	3.20%
Ratio of net investment income to average net assets1 2 *	2.70%#	3.07%	3.30%	3.11%	2.81%	2.87%
Portfolio turnover rate	9.22%	13.73%	10.19%	21.12%	15.93%	12.56%

[1]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[2]	Average net assets was calculated using a 360-day period.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

#	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/31/2012	Ending Account Value 1/31/2013	Expenses Paid During Period*	Annualized Expense Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,011.28	$5.43	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.08%
Nebraska Municipal Fund
Actual	$1,000.00	$1,010.79	$5.43	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.08%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,009.47	$5.43	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.08%
Maine Municipal Fund
Actual	$1,000.00	$1,006.25	$5.42	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.08%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,005.22	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.08%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 29, 2012, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services: The Investment Adviser currently provides services to twelve funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective.

As of July 31, 2012, the risk for: (1) Kansas Municipal Fund was below average overall and for the 5-year time period. It had an average risk for the 3-year period and low risk for the 10-year period; (2) Nebraska Municipal Fund was average overall and for the 3 and 5-year time periods. It had a below average risk for the 10-year period; (3) Oklahoma Municipal Fund was above average overall and for the 3 and 10-year time periods. It had a high risk for the 5-year period; (4) New Hampshire Municipal Fund was above average overall and for the 5-year time period. It had a high risk rating for the 3-year period and an average risk for the 10-year period; (5) Maine Municipal Fund was average overall and for the 5 -year time period. It had an average risk for the 3-year period and a below average risk for the 10-year period.

As of August 31, 2012, the Fund performance for: (1) Kansas Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 3, 5, and 10 year periods were at or below its median classification, but were above for its 1-year period; (2) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 3, 5 and 10-year periods were below its median classification but above for its 1-year period; (3) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. Its returns for the 1, 3, and 5-year periods were above its median classification but slightly below for its 10-year period; (4) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, but the 1, 3, 5, and 10-year periods returns were above its median classification. (5) Maine Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1 and 5-year periods were slightly above its median classification but at or below for its 3 and 10-year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of scale: The Board briefly discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The advisor has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale. The Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Funds are relatively small and are its only advisory clients.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's net expense ratio of 1.08% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Robert E. Walstad and Shannon D. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 9%, respectively, in Corridor. They initially received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Mr. Radke and Mr. Walstad have purchased a portion of their membership interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 29%-30% of the total membership interests in Corridor, with those employees individually owning an interest of 0.06% to 1.89%. They initially received their membership interests in exchange for their experience and role in the operations of Corridor; some have since purchased a portion of their membership interests.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery and Shannon Radke (the "Portfolio Manager" of the Funds), is based on salary paid every other week. The Portfolio Managers are not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a match up to 4% by Corridor of the employees gross pay.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds

Williston Basin/Mid-North America Stock Fund

Integrity Dividend Harvest Fund

Integrity Growth & Income Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota

Viking Tax-Free Fund for Montana

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 27, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

March 27, 2013